Earnings per share - Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit from operations attributable to equity holders of the parent	$ 92,340	$ 226,291	$ 108,138
Weighted average number of shares in issue (shares)	102,604	107,092	110,079
Adjustments for:
Employee share options and restricted units (shares)	465	401	361
Weighted average number of shares for diluted earnings per share (shares)	103,069	107,493	110,440
Diluted (loss) / earnings per share from operations (USD per share)	$ 0.896	$ 2.105	$ 0.979